Cover	Nov. 02, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 02, 2026
Entity File Number	000-19271
Entity Registrant Name	IDEXX LABORATORIES INC /DE
Entity Central Index Key	0000874716
Entity Tax Identification Number	01-0393723
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	One IDEXX Drive
Entity Address, City or Town	Westbrook
Entity Address, State or Province	ME
Entity Address, Postal Zip Code	04092
City Area Code	207
Local Phone Number	556.0300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.10 par value per share
Trading Symbol	IDXX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false